FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
The estimated fair values of long-term debt	$ 1,959,195	$ 1,953,539
The carrying value of long-term debt, excluding unamortized deferred financing costs and original issue premiums	$ 2,450,128	$ 2,100,128